UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Family Legacy, Inc.
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Address:    104 Broadus Avenue
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            Greenville, SC 29601
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Form 13F File Number: 28-12069
                      ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Brown
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Title:      COO/CCO
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Phone:      864-233-0808
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Signature, Place, and Date of Signing:

      /s/ Christopher A. Brown      Greenville, South Carolina       4/18/08
      ---------------------------   ---------------------------  --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28-
   ---------- ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                            ------------------------------

Form 13F Information Table Entry Total:                   99
                                            ------------------------------

Form 13F Information Table Value Total:                88679
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
       28-
    ----   ----------------------------------
[Repeat as necessary.]

Family Legacy, Inc.
Form 13F Information Table
33-Mar-08

                                                             VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------  -----      --------  -------  ---  ----  ----------  --------  ------ ------  ----
AGILENT TECHNOLOGIES            COM             00846u101        2       76   SH         SOLE        N/A           76
ALCOA INC                       COM             013817101      590    16355   SH         SOLE        N/A        16355
ALLSTATE CORP                   COM             020002101      525    10920   SH         SOLE        N/A        10920
AMERICAN EXPRESS CO             COM             025816109      540    12350   SH         SOLE        N/A        12350
AMERICAN INTL GROUP INC         COM             026874107      405     9375   SH         SOLE        N/A         9375
AMGEN INC                       COM             031162100     1098    26270   SH         SOLE        N/A        26270

AT&T INC                        COM             00206r102     1470    38390   SH         SOLE        N/A        38390
AT&T INC                        COM             00206r102     1470    38390   SH         SOLE        N/A        38390
BANK OF AMERICA CORPORATION     COM             060505104     1963    51778   SH         SOLE        N/A        51778
BB&T CORP                       COM             054937107       96     3000   SH         SOLE        N/A         3000
BERKSHIRE HATHAWAY INC
 DEL CL A                       CL A            084670108     1734       13   SH         SOLE        N/A           13
BERKSHIRE HATHAWAY INC
 DEL CL B                       CL B            084670207       89       20   SH         SOLE        N/A           20
BP PLC SPONSORED                ADR             055622104      801    13200   SH         SOLE        N/A        13200
CATERPILLAR INC DEL             COM             149123101     1951    24918   SH         SOLE        N/A        24918
CHEVRON CORP NEW                COM             166764100     4134    48425   SH         SOLE        N/A        48425
CHUBB CORP                      COM             171232101       15      300   SH         SOLE        N/A          300
CISCO SYS INC                   COM             17275r102     2806   116483   SH         SOLE        N/A       116483
CITADEL BROADCASTING CORP       COM             17285t106        0      249   SH         SOLE        N/A          249
CITIGROUP INC                   COM             172967101      796    37165   SH         SOLE        N/A        37165
CITIZENS COMMUNICATIONS CO      COM             17453b101      716    68235   SH         SOLE        N/A        68235
COCA COLA CO                    COM             191216100     3261    53572   SH         SOLE        N/A        53572
COMCAST CORP NEW CL A           CL A            20030n101      241    12479   SH         SOLE        N/A        12479
COMMUNITY HEALTH SYS INC NEWCO  COM             203668108      191     5675   SH         SOLE        N/A         5675
CONAGRA FOODS INC               COM             205887102      966    40340   SH         SOLE        N/A        40340
CONOCOPHILLIPS                  COM             20825c104      779    10220   SH         SOLE        N/A        10220
CVS CAREMARK CORPORATION        COM             126650100      211     5200   SH         SOLE        N/A         5200
DARDEN RESTAURANTS INC          COM             237194105        8      250   SH         SOLE        N/A          250
DEVELOPERS DIVERSIFIED RLTY CO  COM             251591103      219     5225   SH         SOLE        N/A         5225
DISNEY WALT CO                  COM             254687106       85     2720   SH         SOLE        N/A         2720
DU PONT E I DE NEMOURS & CO     COM             263534109     1545    33032   SH         SOLE        N/A        33032
DUKE ENERGY CORP NEW            COM             26441c105     3418   191487   SH         SOLE        N/A       191487
DUKE REALTY CORP                COM             264411505       38     1685   SH         SOLE        N/A         1685
EARTHLINK INC                   COM             270321102       24     3182   SH         SOLE        N/A         3182
EATON CORP                      COM             278058102       64      800   SH         SOLE        N/A          800
EBAY INC                        COM             278642103      635    21270   SH         SOLE        N/A        21270
EMBARQ CORP                     COM             29078e105        1       15   SH         SOLE        N/A           15
EXXON MOBIL CORP                COM             30231g102     4473    52882   SH         SOLE        N/A        52882
FLUOR CORP NEW                  COM             343412102       39      274   SH         SOLE        N/A          274
FORTUNE BRANDS INC              COM             349631101        9      125   SH         SOLE        N/A          125
GALLAGHER ARTHUR J & CO         COM             363576109     1062    44960   SH         SOLE        N/A        44960
GENERAL ELECTRIC CO             COM             369604103     3577    96655   SH         SOLE        N/A        96655
GLAXOSMITHKLINE PLC
 SPONSORED ADR                  ADR             37733w105      511    12035   SH         SOLE        N/A        12035
HOME DEPOT INC                  COM             437076102     1163    41590   SH         SOLE        N/A        41590
IDEARC INC                      COM             451663108        0       68   SH         SOLE        N/A           68
INTEL CORP                      COM             458140100     2114    99825   SH         SOLE        N/A        99825
INTERNATIONAL BUSINESS MACHS    COM             459200101      833     7235   SH         SOLE        N/A         7235
INTL PAPER CO                   COM             460146103       33     1200   SH         SOLE        N/A         1200
JDS UNIPHASE CORP COM
 PAR $0.001                     COM             46612j507       17     1280   SH         SOLE        N/A         1280
JOHNSON & JOHNSON               COM             478160104     1310    20187   SH         SOLE        N/A        20187
JP MORGAN CHASE & CO            COM             46625h100     2170    50530   SH         SOLE        N/A        50530
JUNIPER NETWORKS INC            COM             48203r104       10      400   SH         SOLE        N/A          400
KIMCO REALTY CORP               COM             49446r109       53     1350   SH         SOLE        N/A         1350
LOWES COS INC                   COM             548661107     1360    59275   SH         SOLE        N/A        59275
MARSH & MCLENNAN COS INC        COM             571748102        4      150   SH         SOLE        N/A          150
MEDCO HEALTH SOLUTIONS INC      COM             58405u102       20      468   SH         SOLE        N/A          468
MEDICAL PPTYS TRUST INC         COM             58463j304      858    75790   SH         SOLE        N/A        75790
MEDTRONIC INC                   COM             585055106      422     8720   SH         SOLE        N/A         8720
MERCK & CO INC                  COM             589331107     1701    44819   SH         SOLE        N/A        44819
MICROSOFT CORP                  COM             594918104     2911   102586   SH         SOLE        N/A       102586
MONSANTO CO NEW                 COM             61166w101       14      125   SH         SOLE        N/A          125
NATIONAL HEALTH INVS INC        COM             63633d104      213     6800   SH         SOLE        N/A         6800
NORFOLK SOUTHERN CORP           COM             655844108        5      100   SH         SOLE        N/A          100
ORACLE CORP                     COM             68389x105     1634    83530   SH         SOLE        N/A        83530
PATRIOT COAL CORP               COM             70336t104       58     1225   SH         SOLE        N/A         1225
PEABODY ENERGY CORP             COM             704549104      757    14835   SH         SOLE        N/A        14835
PEPSICO INC                     COM             713448108     1344    18610   SH         SOLE        N/A        18610
PFIZER INC                      COM             717081103     1244    59460   SH         SOLE        N/A        59460
PIEDMONT NAT GAS INC            COM             720186105     1144    43550   SH         SOLE        N/A        43550
PIMCO STRATEGIC GBL GOV FD INC  COM             72200x104      443    42475   SH         SOLE        N/A        42475
PLUM CREEK TIMBER CO INC        COM             729251108     3321    81608   SH         SOLE        N/A        81608
PROCTER & GAMBLE CO             COM             742718109     1005    14337   SH         SOLE        N/A        14337
PROGRESS ENERGY INC             COM             743263105      390     9360   SH         SOLE        N/A         9360
SCHERING PLOUGH CORP            COM             806605101       62     4330   SH         SOLE        N/A         4330
SCHLUMBERGER LTD                COM             806857108      629     7230   SH         SOLE        N/A         7230
SEALED AIR CORP NEW             COM             81211k100       66     2600   SH         SOLE        N/A         2600
SIMON PPTY GROUP INC NEW PFD
 CONV I 6%                      COM             828806802      877    11625   SH         SOLE        N/A        11625
SLM CORP                        COM             78442p106        1       90   SH         SOLE        N/A           90
SOUTH FINL GROUP INC            COM             837841105      209    14040   SH         SOLE        N/A        14040
SOUTHERN CO                     COM             842587107     2344    65815   SH         SOLE        N/A        65815
SPECTRA ENERGY CORP             COM             847560109      357    15703   SH         SOLE        N/A        15703
SPRINT NEXTEL CORP              COM             852061100       23     3500   SH         SOLE        N/A         3500
STRYKER CORP                    COM             863667101      130     2000   SH         SOLE        N/A         2000
SUNPOWER CORP COM CL A          COM             867652109      121     1625   SH         SOLE        N/A         1625
TARGET CORP                     COM             87612e106       73     1450   SH         SOLE        N/A         1450
3M CO                           COM             88579y101       16      200   SH         SOLE        N/A          200
TIME WARNER INC                 COM             887317105      206    14700   SH         SOLE        N/A        14700
TRAVELERS COMPANIES INC         COM             89417e109        1       24   SH         SOLE        N/A           24
UNITED PARCEL SERVICE INC CL B  CL B            911312106       18      250   SH         SOLE        N/A          250
UNITEDHEALTH GROUP INC          COM             91324p102      551    16035   SH         SOLE        N/A        16035
VERIGY LTD SHS                  SHS             Y93691106        1       72   SH         SOLE        N/A           72
VERIZON COMMUNICATIONS INC      COM             92343V104      753    20659   SH         SOLE        N/A        20659
VULCAN MATLS CO                 COM             929160109     7705   116032   SH         SOLE        N/A       116032
WACHOVIA CORP NEW               COM             929903102      959    35535   SH         SOLE        N/A        35535
WAL MART STORES INC             COM             931142103     1571    29815   SH         SOLE        N/A        29815
WALGREEN CO                     COM             931422109     1067    28015   SH         SOLE        N/A        28015
WELLS FARGO & CO NEW            COM             949746101     1136    39033   SH         SOLE        N/A        39033
WHOLE FOODS MKT INC             COM             966837106       40     1200   SH         SOLE        N/A         1200
WINDSTREAM CORP                 COM             97381w104      896    74982   SH         SOLE        N/A        74982
WRIGLEY WM JR CO                COM             982526105       31      500   SH         SOLE        N/A          500
YAHOO INC                       COM             984332106      668    23100   SH         SOLE        N/A        23100
                                                             -----
                                                             88679